Other Liabilities and Accrued Expenses - Schedule of Other Liabilities and Accrued Expenses (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
VAT, wage tax, and other taxes	$ 2.8	$ 3.9
Other payables	13.7	7.0
Deferred income	1.7	1.5
Accrued charges -personnel	5.3	5.3
Accrued charges -construction work in progress	5.2	8.3
Accrued charges -general and administrative expenses	4.6	5.4
Total other liabilities and accrued expenses	$ 33.3	$ 31.4